UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 North Radnor-Chester Road

Radnor Court, Suite 120

Radnor, Pennsylvania 19087

(Address of principal executive offices)

 (Zip code)

Conestoga Capital Advisors

259 North Radnor-Chester Road

Radnor Court, Suite 120

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies to:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: 800-320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Conestoga Small Cap Fund

ABAXIS, INC.

Ticker Symbol:ABAX	Cusip Number:002567105
Record Date: 8/31/2009	Meeting Date: 10/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommened: A vote for the following nominees 01-Clinton H. Severson,02-R.J. Bastiani,Ph.D.,03-Henk J. Evenhuis,04-Prithipal Singh,Ph.D.,05-E.S. Tucker III,M.D.	For	Issuer	For	With
2	To Ratify the appointment of burr, Pilger & Mayer LLP as the ------>>> Independent registered public accounting firm of Abaxis,Inc. For the fiscal year ending March 31, 2010.	For	Issuer	For	With

ADVENT SOFTWARE, INC.

Ticker Symbol:ADVS	Cusip Number:007974108
Record Date: 4/9/2010	Meeting Date: 6/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1 - 01-John H. Scully, 02-Stephanie G. Dimarco, 03-A. George Battle, 04-James D. Kirsner, 05-James P. Roemer, 06-Wendell G. Van Auken, 07-Christine S. Manfredi	For	Issuer	For	With
2	Proposal to ratify the appointment of pricewaterhousecoopers ------>>> LLP as the independent registered public accounting firm of the company for the year ending December 31, 2010.	For	Issuer	For	With
3	To approve the amended and restated 2002 stock plan, including ---->>> reserving an additional 1,500.000 shared thereunder.	For	Issuer	For	With
4	To approve an amendment to the company's bylaws to provide for ---->>> majority voting in uncontested director elections. The implementation of proposal NO. 4 is expressly conditioned upon stockholder approval of proposal NO 5.	For	Issuer	For	With
5	To approve amendment to the company's second amended and ---------->>> restated certification of incorporation and bylaws to permit stockholder action to be taken only at a duly called annual or special meeting and to remove stockholder action by written consent.	For	Issuer	For	With

AEROVIRONMENT, INC.

Ticker Symbol:AVAV	Cusip Number:008073108
Record Date: 8/7/2009	Meeting Date: 9/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-Timothy E. Conver,02-Arnold L. Fishman.	For	Issuer	For	With
2	To Ratify the selection of Ernest & Young LLP as the company's ----->>> Independent registered public accounting firm for the fiscal year ending April 30, 2010.	For	Issuer	For	With

ANSYS, INC.

Ticker Symbol:ANSS	Cusip Number:03662Q105
Record Date: 3/17/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-Jacqueline C. Morby, 02-Michael C. Thurk	For	Issuer	For	With
2	Ratification of Deloitte and touche LLP as the company's ---------->>> Independent registered public accounting firm.	For	Issuer	For	With

ANSYS, INC.

Ticker Symbol:ANSS	Cusip Number:03662Q105
Record Date: 3/17/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-Jacqueline C. Morby, 02-Michael C. Thurk	For	Issuer	For	With
2	Ratification of Deloitte and touche LLP as the company's ---------->>> Independent registered public accounting firm.	For	Issuer	For	With

BLACKBAUD, INC.

Ticker Symbol:BLKB	Cusip Number:09227Q100
Record Date: 4/26/2010	Meeting Date: 6/23/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend:a vote for election of the following nominees 01-Marc E. Chardon, 02-John P. McConnell	For	Issuer	For	With
2	Ratification of appointment of PriceWaterHouseCoopers, LLP ad the company's independent registered public accounting firm for fiscal year 2010.	For	Issuer	For	With

BLACKBOARD INC.

Ticker Symbol:BBBB	Cusip Number:091935502
Record Date: 4/13/2010	Meeting Date: 6/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nonimees 01-Frank Gatti, 02-Beth Kaplan, 03-Matthew Pittinsky	For	Issuer	For	With
2	To approve amendment NO. 5 to the amended and restated 2004 ------->>> stock incentive plan to increase th number of shares authorized for issuance under the plan from 10,500,000 to 12,000,000 and make other specified changes.	For	Issuer	For	With
3	To ratify the selection of the company's independent registered --->>> public accounting firm.	For	Issuer	For	With

CAPELLA EDUCATION CO.

Ticker Symbol:CPLA	Cusip Number:139594105
Record Date: 3/15/2010	Meeting Date: 5/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Recommend: A vote for election of the following nominees 01-J. Kevin Gilligan, 02-Mark N. Greene, 03-Jody G. Miller, 04-Stephen G. Shank, 05-Andrew M. Slavitt, 06-David W. Smith, 07-Jeffrey W. Taylor, 08-Sandra E. Taylor, 09-Darrell R. Tukua	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as the company's --->>> Independent auditors for the fiscal year ending December 31, 2010	For	Issuer	For	With

CARBO CERAMICS INC.

Ticker Symbol:CRR	Cusip Number:140781105
Record Date: 3/22/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-Sigmund L. Cornelius, 02-James B. Jennings, 03-Gary A. Kolstad, 04-H.E. Lentz, JR., 05-Randy L. Limbacher, 06-William C. Morris, 07-Robert S. Rubin	For	Issuer	For	With
2	Proposal to ratify the appointment of Ernst & Young LLP, ---------->>> Certified public accountants, as the company's independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	Issuer	For	With

CORE LABORATORIES N.V.

Ticker Symbol:CLB	Cusip Number:N22717107
Record Date: 3/22/2010	Meeting Date: 6/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	01-D. John Ogren, 02-Joseph R. Perna, 03-Jacobus Schouten	For	Issuer	For	With
2	To confirm and adopt our dutch statuatory annual accounts in the --->>> Enlish Language for the fiscal year ended December 31, 2009.	For	Issuer	For	With
3	To approve and resolve the cancellation of our repurchased -------->>> shares up to the date of our annual meeting.	For	Issuer	For	With
4	To approve the extension of the existing authority to repurchased -->>> up to 25.6% of our issued share capital until December 10, 2011. As follows: A) To renew the authorization of management board to repurchase up to 10% of our issued share capital and B) To renew authorization of management board to repurchase up to an additional 15.6% of issued share capital.	For	Issuer	For	With
5	To approve and resolve the extension of the authority to issue ---->>> Shares and/or to grant rights (including options to purchase) with respect to our common and preference shares.	For	Issuer	For	With
6	Approve the extension of the authority to limit or exclude the ---->>> preemptive rights of holders of common and/or preference shares.	For	Issuer	For	With
7	To approve and resolve amendments to the core laboratories N.V. --->>> articles of association to: A) Make mandatory revisions to reduce the par value of the shares from Eur 0.04 to Eur 0.02; B) Make voluntary revisions related to the management board and supervisory board.	For	Issuer	For	With
8	To approve and resolve a two-for-one stock split authorized by --->>> the supervisory board.	For	Issuer	For	With
9	To ratify the appointment of pricewaterhousecoopers as our -------->>> company's independent registered public accountants.	For	Issuer	For	With

COSTAR GROUP, INC.

Ticker Symbol:CSGP	Cusip Number:22160N109
Record Date: 4/5/2010	Meeting Date: 6/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 01-Michael R. Klein, 02-Andrew C. Florance, 03-David Bonderman, 04-Michael J. Glosserman, 05-Warren H. Haber, 06-Josiah O. Low, III, 07-Christopher J. Nassetta	For	Issuer	For	With
2	Proposal to ratify appointment of Ernst & Young LLP as the ---->>> Company's independment registered public accounting firm for 2010.	For	Issuer	For	With
3	Proposal to amend the Costar Group, Inc. 2007 stock incentive ----->>> plan to increase the number of authorized shares of common stock issuance under the plan by 1,300,000 shares.	For	Issuer	For	With

EMS TECHNOLOGIES, INC.

Ticker Symbol:ELMG	Cusip Number:26873N108
Record Date: 3/19/2010	Meeting Date: 5/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-John R. Bolton, 02-Hermann Buerger, 03-Joseph D. Burns, 04-John R. Kreick, 05-John B. Mowell, 06-Thomas W. O'Connell, 07-Bradford W. Parkinson, 08-Norman E. Thagard, 09-John L. Woodward, JR.	For	Issuer	For	With
2	Proposal to ratify the selection of KPMG LLP as the company's ----->>> Independent registered public accounting firm the year ending December 31, 2010.	For	Issuer	For	With

FACTSET RESEARCH SYS.

Ticker Symbol:FDS	Cusip Number:303075105
Record Date: 10/19/2009	Meeting Date: 12/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 1- 01- Scott A. Billeadeau, 02- Philip A. Hadley, 03- Joseph R. Zimmel	For	Issuer	For	With
2	To Ratify the appointment of the accounting firm of ------------>>> Pricewaterhousecoopers LLP as our independent registered public accounting firm for the fiscal year ending August 31, 2010.	For	Issuer	For	With

FINANCIAL FEDERAL CORP

Ticker Symbol:FIF	Cusip Number:317492106
Record Date: 10/15/2009	Meeting Date: 12/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 1- 01-Lawrence B. Fisher, 02- Michael C. Palitz, 03- Paul R. Sinsheimer, 04- Leopold Swergold, 05- H.E. Timanus JR., 06- Michael J. Zimmerman	For	Issuer	For	With
2	Ratifiying the appointment of KPMG LLP as the corporation's ------->>> Independent registered public accounting firm for the fiscal year ending July 31, 2010.	For	Issuer	For	With

HITTITE MICROWAVE CORP

Ticker Symbol:HITT	Cusip Number:43365Y106
Record Date: 4/1/2010	Meeting Date: 5/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-Stephen G. Daly, 02-Ernest L. Godshalk, 03-Rick D. Hess, 04-Adrienne M. Markham, 05-Brian P. McAloon, 06-Cosmo S. Trapani, 07-Franklin Weigold	For	Issuer	For	With
2	To ratify the appointment of pricewaterhousecoopers LLP as our ---->>> Independent registered public accounting firm for 2010.	For	Issuer	For	With

ICONIX BRAND GROUP, INC.

Ticker Symbol:ICON	Cusip Number:451055107
Record Date: 6/17/2009	Meeting Date: 8/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: To vote for election of the following nominees 01-Neil Cole,02-Barry Emanuel,03-Steven Mendelow,04-Drew Cohen,05-F. Peter Cuneo,06-Mark Friedman,07-James A. Marcum.	For	Issuer	For	With
2	To approve the adoption of the company's 2009 equity incentive ---->>> plan.	For	Issuer	For	With
3	Ratification of the appointment of BDO Seidman, LLP as the ------->>> company's independent registered public accountants for the fiscal year ending December 31, 2009	For	Issuer	For	With

II-VI INC.

Ticker Symbol:IIVI	Cusip Number:902104108
Record Date: 9/4/2009	Meeting Date: 11/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election for the following nominees 1- 01- Marc Y.E. Pelaez, 02- Wendy F. Dicicco	For	Issuer	For	With
2	Approval of the II-VI Incorporated 2009 omnibus incentive plan. --->>>	For	Issuer	For	With
3	Ratification of the audit committee's selection of Ernst & Young -->>> LLP as the company's independent registered public accounting firm for the fiscal year ending June 30, 2010.	For	Issuer	For	With

INTEGRA LIFESCIENCES HOLDINGS CORP.

Ticker Symbol:IART	Cusip Number:457985208
Record Date: 3/31/2010	Meeting Date: 5/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal (s) 1A - Election of Director: Thomas J. Baltimore, Jr. --------------->>> 1B - Election of Director: Keith Bradley -------------------------->>> 1C - Election of Director: Richard E. Caruso ---------------------->>> 1D - Election of Director: Stuart M. Essig ------------------------>>> 1E - Election of Director: Neal Moszkowski ------------------------>>> 1F - Election of Director: Raymond G. Murphy ---------------------->>> 1G - Election of Director: Christian S. Schade -------------------->>> 1H - Election of Director: James M. Sullivan ---------------------->>> 1I - Election of Director: Anne M. Vanlent ------------------------>>>	For	Issuer	For	With
2	The proposal to ratify the appointment of pricewaterhousecoopers -->>> LLP as the company's independent registered public accounting firm for the fiscal year 2010.	For	Issuer	For	With
3	The proposal to approve the second amended and restated 2003 ------>>> Equity incentive plan.	For	Issuer	For	With

KENSEY NASH CORP.

Ticker Symbol:KNSY	Cusip Number:490057106
Record Date: 10/21/2009	Meeting Date: 12/9/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1- 01- Joseph W. Kaufmann, 02- Walter R. Maupay, JR.	For	Issuer	For	With
2	Proposal to ratify the appointment of deloitte & touche LLP as ---->>> the independent auditors of the company's financial statements.	For	Issuer	For	With

LANDAUER, INC.

Ticker Symbol:LDR	Cusip Number:51476K103
Record Date: 12/11/2009	Meeting Date: 2/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-Michael T. Leatherman, 02-David E. Meador	For	Issuer	For	With
2	To ratify the appointment of pricewaterhousecoopers LLP as the ---->>> For the fiscal year ending September 30, 2010.	For	Issuer	For	With

MERIDIAN BIOSCIENCE, INC.

Ticker Symbol:VIVO	Cusip Number:589584101
Record Date: 11/23/2009	Meeting Date: 1/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1A -Election of Director: James M. Anderson ------------------->>> 1B -Election of Director: James A. Buzard ------------------->>> 1C -Election of Director: John A. Kraeutler ------------------>>> 1D -Election of Director: Gary P. Kreider -------------------->>> 1E -Election of Director: William J. Motto -------------------->>> 1F -Election of Director: David C. Phillips --------------------->>> 1G -Election of Director: Robert J. Ready --------------------->>>	For	Issuer	For	With
2	To ratify the appointment of grant Thornton LLP as Meridian's ----->>> Independent registered public accountants for fiscal 2010.	For	Issuer	For	With

MICROS SYSTEMS, INC.

Ticker Symbol:MCRS	Cusip Number:594901100
Record Date: 10/5/2009	Meeting Date: 11/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote of the following nominees; 1-Louis M. Brown, Jr., 2-B. Gary Dando,3-A.L. Giannoplulos, 4-Suzanne Jenniches, 5-John G. Puente, 6-Dwight S. Taylor	For	Issuer	For	With
2	Proposal to ratify the appointment of PriceWaterHouseCoopers LLP as the independent registered publich accounting firm of the company for the 2010 fiscal year.	For	Issuer	For	With
3	Proposal to amend the company's 1991 stock option plan to change the termination date of the plan to December 31, 2014.	For	Issuer	For	With
4	Proposal to amend the company's 1991 stock option plan to authorize the issuance of an additional 1,200,000 shares of common stock.	For	Issuer	For	With

MORNINGSTAR, INC.

Ticker Symbol:MORN	Cusip Number:617700109
Record Date: 3/19/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 1A - Joe Mansueto ------------------------>>> 1B - Don Phillips ------------------------>>> 1C - Cheryl Francis ---------------------->>> 1D - Steve Kaplan ------------------------>>> 1E - Bill Lyons -------------------------->>> 1F - Jack Noonan ------------------------->>> 1G - Paul Sturm -------------------------->>> 1H - Hugh Zentmyer ----------------------->>>	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as --------->>> Morningstar's independent registered public accounting firm for 2010.	For	Issuer	For	With

NEOGEN CORPORATION

Ticker Symbol:NEOG	Cusip Number:640491106
Record Date: 8/10/2009	Meeting Date: 10/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: To vote for election of the following nominees 01-Lon M. Bohannon,02-A. Charles Fischer,03-Richard T. Crowder, PHD	For	Issuer	For	With
2	Ratification of appointment of Ernest & Young LLP as the -------->>> company's independent registered certified public accounting firm.	For	Issuer	For	With
3	Shareholder Proposal regarding Modification of existing trading --->>> policy.	For	Issuer	For	With

NVE CORPORATION

Ticker Symbol:NVEC	Cusip Number:629445206
Record Date: 6/10/2009	Meeting Date: 8/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: To vote for election of the following nominees 01-Terrence W. Glarner,02-Daniel A. Baker,03-James D. Hartman,04-Patricia M. Hollister,05-Robert H. Irish.	For	Issuer	For	With
2	To Ratify the selection of Ernest & Young LLP as our independent --->>> Registered public accounting firm for the fiscal year ending March 31, 2010.	For	Issuer	For	With

PHASE FORWARD

Ticker Symbol:PFWD	Cusip Number:71721R406
Record Date: 4/30/2010	Meeting Date: 3/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote of election for the following nominees 01-Robert K. Weiler, 02-Axel Bichara, 03-Paul A. Bleicher, 04-Richard A. D'Amore, 05-Gary E. Haroian, 06-Paul G. Joubert, 07-Kenneth I. Kaitin, 08-Dennis R. Shaughnessy.	For	Issuer	For	With
2	To Ratify the selection of Ernst & Young LLP as the independent --->>> Accounting firm of the company for its fiscal year ending December 31, 2010.	For	Issuer	For	With

QUALITY SYSTEMS, INC.

Ticker Symbol:QSII	Cusip Number:747582104
Record Date: 6/22/2009	Meeting Date: 8/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: To vote for election for the following nominees 01-Dr. Murray Brennan,02-George Bristol,03-Patrick Cline,04-Joseph Davis,05-Ahmed Hussein,06-Philip Kaplan,07-Russell Pflueger,08-Steven Plochocki,09-Sheldon Razin.	For	Issuer	For	With
2	Ratification of the appointment of the grant thornton,LLP as QSI's --->>> Independent public accountants for the fiscal year ending March 31, 2010.	For	Issuer	For	With

RAVEN INDUSTRIES, INC.

Ticker Symbol:RAVN	Cusip Number:754212108
Record Date: 4/7/2010	Meeting Date: 5/25/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-Anthony W. Bour, 02-David A. Christensen, 03-Thomas S. Everist, 04-Mark E. Griffin, 05-Conrad J. Hoigaard, 06-Kevin T. Kirby, 07-Cynthia H. Milligan, 08-Ronald M. Moquist, 09-Daniel A. Rykhus	For	Issuer	For	With
2	Approval of the Raven Industries, Inc. 2010 stock incentive ------->>> Plan.	For	Issuer	For	With
3	Proposal to ratify the appointment of pricewaterhousecoopers ----->>> LLP as the company's independent registered public accounting firm for the company's current fiscal year.	For	Issuer	For	With

RITCHIE BROS. AUCTIONEERS INCORP.

Ticker Symbol:RBA	Cusip Number:767744105
Record Date: 3/19/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-Robert Waugh Murdoch, 02-Peter James Blake, 03-Eric Patel, 04-Beverly Anne Briscoe, 05-Edward B. Pitoniak, 06-Christopher Zimmerman, 07-James Michael Micli	For	Issuer	For	With
2	Appointment of KPMG LLP as Auditors of the company for the -------->>> ensuring year and authorizing the directors to fix their remuneration.	For	Issuer	For	With
3	Approval of the reconfirmation of the shareholder rights plan in -->>> accordance with the shareholder rights plan agreement dated as of February 27, 2007 between the company and computershare investor services inc., the full text of which resolution is set out in schedule ""A"" to the information circular of the company dated March 2, 2010	For	Issuer	For	With

ROLLINS, INC.

Ticker Symbol:ROL	Cusip Number:775711104
Record Date: 4/27/2010	Meeting Date: 3/1/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote of election for the following nominees 01-Bill J. Dismuke, 02-Thomas J. Lawley, M.D., 03-Wilton Looney.	For	Issuer	For	With
2	To Ratify the appointment of Grant Thornton LLP as our ----------->>> Independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	Issuer	For	With

SIMPSON MANUFACTURING CO., INC.

Ticker Symbol:SSD	Cusip Number:829073105
Record Date: 4/28/2010	Meeting Date: 3/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote of election for the following nominees 01-Gary M. Cusumano, 02-Peter N. Louras, JR.	For	Issuer	For	With
2	Ratification of the selection of pricewaterhousecoopers LLP as ---->>> Independent registered public accounting firm.	For	Issuer	For	With

SOMANETICS CORPORATION

Ticker Symbol:SMTS	Cusip Number:834445405
Record Date: 4/21/2010	Meeting Date: 2/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote of election for the following nominees 01-Bruce J. Barrett, 02-John P. Jumper.	For	Issuer	For	With
2	Amendment to the Somanetics Corporation 2005 stock incentive ------>>> Plan to increase the number of common shares reserved for issuance under the plan by 600,000 shares, from 1,200,000 to 1,800,000 shares.	For	Issuer	For	With
3	Ratification of the appointment of Deloitte & Touche LLP as our --->>> Registered independent accountants for the year ending November 30, 2010.	For	Issuer	For	With

ST. MARY LAND & EXPLORATION COMPANY

Ticker Symbol:SM	Cusip Number:792228108
Record Date: 3/29/2010	Meeting Date: 5/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposals 1A - Barbara M. Baumann ------------>>> 1B - Anthony J. Best ------------->>> 1C - Larry W. Bickle ------------->>> 1D - William J. Gardiner ------------>>> 1E - Julio M. Quintana ------------>>> 1F - John M. Seidl ------------>>> 1G - William D.. Sullivan ------------>>>	For	Issuer	For	With
2	The proposal to approve an amendment to the equity incentive ------>>> Compensation plan to increase the stated total number of shares authorized for issuance under this plan.	For	Issuer	For	With
3	To proposal to approve an amendment to the certificate of -------->>> Incorporation to change the name of the company to ""SM Energy Company"".	For	Issuer	For	With
4	The proposal to ratify the appointment by the audit committee of -->>> Deloitte * Touche LLP as the company's independent registered public accounting firm for 2010.	For	Issuer	For	With

SUN HYDRAULICS

Ticker Symbol:SNHY	Cusip Number:866942105
Record Date: 4/19/2010	Meeting Date: 6/8/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 01-Marc Bertoneche, 02-Philippe Lemanitre, 03-Ferdinand E. Megerlin	For	Issuer	For	With
2	Ratification of appointment of Kirkland, Russ, Murphy & Tapp, ----->>> P.A. as the independment registered certified public accounting firm of the corporation.	For	Issuer	For	With

SURMODICS, INC.

Ticker Symbol:SRDX	Cusip Number:868873100
Record Date: 12/7/2009	Meeting Date: 2/8/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01 -John W. Benson, 02-Mary K. Brainerd, 03-Gerald B. Fischer.	For	Issuer	For	With
2	To set the number of directors at nine (9). ------------------>>>	For	Issuer	For	With
3	To ratify the appointment of Deloitte & touche LLP as Surmodics' -->>> Independent registered public accounting firm for fiscal year 2010.	For	Issuer	For	With
4	To approve the Surmodics, Inc. 2009 Equity Incentive Plan. ------->>>	For	Issuer	For	With
5	To approve certain amendments to the Surmodics, Inc. 1999 -------->>> Employee stock purchase plan.	For	Issuer	For	With

TECHNE CORPORATION

Ticker Symbol:TECH	Cusip Number:978377100
Record Date: 9/11/2009	Meeting Date: 10/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: To vote for election for the following nominees 01-Thomas E. Oland,02-Roger C. Lucas PHD,03-Howard V. O'Connell,04-Randolph C. Steer MD PHD,05-Robert V. Baumgartner,06-Charles A. Dinarello MD,07-Karen A. Holbrook, PHD,08-John L. Higgins.	For	Issuer	For	With
2	To set the number of directors at eight. ---------------->>>	For	Issuer	For	With

TELECOMMUNICATION SYSTEMS, INC.

Ticker Symbol:TSYS	Cusip Number:87929J103
Record Date: 4/30/2010	Meeting Date: 6/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	01-Maurice B. Tose, 02-James M. Bethmann, 03-Richard A. Young	For	Issuer	For	With
2	To approve an amendment to the fifth amended and restated 1997 ---->>> stock incentive plan.	For	Issuer	For	With
3	To approve an amendment to the second amended and restated -------->>> employee stock purchase plan.	For	Issuer	For	With

TELECOMMUNICATION SYSTEMS, INC.

Ticker Symbol:TSYS	Cusip Number:87929J103
Record Date: 4/30/2010	Meeting Date: 6/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for electin of the following nominees: 1-01 Maurice B. Tose, 02-James M. Bethmann, 03-Richard A. Young	For	Issuer	For	With
2	To approve an amendment to the fifth amended and restated 1997 stock incentive plan.	For	Issuer	For	With
3	To approve an amendment to the second amended and restated employee stock purchase plan.	For	Issuer	For	With

TESCO CORPORATION

Ticker Symbol:TESO	Cusip Number:88157K101
Record Date: 3/31/2010	Meeting Date: 5/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-Fred J. Dyment 02-Gary L. Kott 03-R. Vance Milligan, Q.c. 04-Julio M. Quintana 05-John T. Reynolds 06-Norman W. Robertson 07-Michael W. Sutherlin 08-Clifton T. Weatherford	For	Issuer	For	With
2	To appoint pricewaterhousecoopers LLP, a national public ---------->>> Accounting firm, as auditors of the corporation and authorization of the directors to fix their remuneration.	For	Issuer	For	With

TETRA TECH, INC.

Ticker Symbol:TTEK	Cusip Number:88162G103
Record Date: 2/25/2010	Meeting Date: 12/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote of election for the following nominees 01-Dan L. Batrack, 02-Hugh M. Grant, 03-Patrick C. Haden, 04-J. Christopher Lewis, 05-Albert E. Smith, 06-J. Kenneth Thompson, 07-Richard H. Truly.	For	Issuer	For	With
2	To Ratify the appointment of pricewaterhousecoopers LLP as the ---->>> Company's independent registered public accounting firm for fical year 2010.	For	Issuer	For	With

THE ADVISORY BOARD COMPANY

Ticker Symbol:ABCO	Cusip Number:00762W107
Record Date: 7/14/2009	Meeting Date: 9/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-Peter J. Grua,02-Kelt Kindick,03-Robert W. Musslewhite,04-Mark R. Neaman,05-Leon D. Shapiro,06-Frank J. Williams,07-Leanne M. Zumwalt.	For	Issuer	For	With
2	Ratify the selection of Ernest & Young LLP as the company's ------->>> Independent registered public accounting firm for the fiscal year ending March 31, 2010.	For	Issuer	For	With
3	Adopt and approve the company's 2009 stock incentive plan -------->>>	For	Issuer	For	With

TYLER TECHNOLOGIES, INC.

Ticker Symbol:TYL	Cusip Number:902252105
Record Date: 3/19/2010	Meeting Date: 5/13/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 01-Donald R. Brattain, 02-J. Luther King, Jr., 03-John S. Marr, Jr., 04-G. Stuart Reeves, 05-Michael D. Richards, 06-Dustin r. Womble, 07-John M. Yeaman	For	Issuer	For	With
2	Adoption of the Tyler Technologies, Inc. 2010 stock option plan. -->>>	For	Issuer	For	With
3	Ratification of Ernst & Young LLP as independment auditors. -------->>>	For	Issuer	For	With

WESTWOOD HOLDINGS GROUP, INC.

Ticker Symbol:WHG	Cusip Number:961765104
Record Date: 4/21/2010	Meeting Date: 3/5/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote of election for the following nominees 01-Susan M. Byrne, 02-Brian O. Casey, 03-Tom C. Davis, 04-Richard M. Frank, 05-Robert D. McTeerm 06-Jon L. Mosle, JR., 07-Geoffrey R. Norman, 08-Raymond E. Wooldridge.	For	Issuer	For	With
2	The Ratification of the appointment of Grant Thornton LLP as ------>>> Westwood's independent auditors for the year ending December 31, 2010.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

Chairman and Chief Executive Officer

By /s/Robert M. Mitchell

* Robert M. Mitchell

Treasurer and Chief Financial Officer

Date: August 10, 2010

*Print the name and title of each signing officer under his or her signature.